Designated accounting hedges (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Items Designated as Hedging Instruments
Designated hedging instruments
The following table provides a summary of financial instruments designated as hedging instruments:

		Notional amount of the hedging instrument (1)(2)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at October 31			Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
2020	Cash flow hedges
	Foreign exchange risk
	Foreign exchange forwards	$–	$–	$–	$–	$–	$–	$–
	Cross-currency interest rate swaps	7,329	3,692	3,637	–	134	161	43
	Interest rate risk
	Interest rate swaps	15,104	6,085	9,019	–	13	–	320
	Equity share price risk
	Equity swaps	1,171	1,012	159	–	5	23	(131)
		$23,604	$10,789	$12,815	$–	$152	$184	$232
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$247	$247	$–	$–	$–	$–	$(2)
	Deposits (3)	20,409	20,409	–	–	n/a	n/a	(154)
		$20,656	$20,656	$–	$–	$–	$–	$(156)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$205,518	$61,911	$126,570	$17,037	$170	$194	$(815)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	34,329	2,185	26,689	5,455	795	486	(26)
	Interest rate swaps	17,025	–	14,311	2,714	–	5	66
		$256,872	$64,096	$167,570	$25,206	$965	$685	$(775)
		$301,132	$95,541	$180,385	$25,206	$1,117	$869	$(699)
2019	Cash flow hedges
	Foreign exchange risk
	Foreign exchange forwards	$17	$17	$–	$–	$–	$–	$(7)
	Cross-currency interest rate swaps	6,619	859	5,760	–	104	177	(168)
	Interest rate risk
	Interest rate swaps	18,180	3,122	15,058	–	4	–	193
	Equity share price risk
	Equity swaps	1,203	1,030	173	–	93	–	(1)
		$26,019	$5,028	$20,991	$–	$201	$177	$17
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$598	$598	$–	$–	$7	$2	$–
	Deposits (3)	17,616	17,616	–	–	n/a	n/a	6
		$18,214	$18,214	$–	$–	$7	$2	$6
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$194,398	$63,723	$114,455	$16,220	$291	$219	$(276)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	34,627	7,226	20,597	6,804	339	682	41
	Interest rate swaps	16,477	2,937	10,158	3,382	155	–	142
		$245,502	$73,886	$145,210	$26,406	$785	$901	$(93)
		$289,735	$97,128	$166,201	$26,406	$993	$1,080	$(70)

(1)
For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures; therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)
As at October 31, 2020, the notional amount of our derivatives in designated hedge accounting relationships that were indexed to U.S. LIBOR and GBP LIBOR, with a maturity date beyond December 31, 2021, was $59 billion. See “Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7” in Note 1 for details.

(3)	Notional amount represents the principal amount of deposits as at October 31, 2020 and October 31, 2019.
n/a	Not applicable.

Summary of Average Rate or Price of Hedging Instruments
The following table provides the average rate or price of the hedging derivatives:

As at October 31			Average exchange rate (1)		Average fixed interest rate (1)	Average share price
2020	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.97		n/a	n/a
		EUR – CAD	1.51		n/a	n/a
		GBP – CAD	1.68
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.60%	n/a
			n/a	USD	1.65%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$105.11
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.93		n/a	n/a
		HKD – CAD	0.17		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.52%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.41		0.12%	n/a
		GBP – CAD	1.65		1.06%	n/a
		USD – CAD	1.36		1.69%	n/a
	Interest rate swaps		n/a	CHF	(0.41)%	n/a
			n/a	EUR	0.00%	n/a
			n/a	GBP	0.71%	n/a
2019	Cash flow hedges
	Foreign exchange risk
	Foreign exchange forwards	USD – CAD	1.32		n/a	n/a
	Cross-currency interest rate swaps	AUD – CAD	0.99		n/a	n/a
		EUR – CAD	1.51		n/a	n/a
		GBP – CAD	1.66		n/a	n/a
		USD – CAD	1.32		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.10%	n/a
			n/a	USD	1.62%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$108.59
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.90		n/a	n/a
		HKD – CAD	0.17		n/a	n/a
		USD – CAD	1.31		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.93%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.30		0.12%	n/a
		GBP – CAD	1.65		1.06%	n/a
		USD – CAD	1.32		1.61%	n/a
	Interest rate swaps		n/a	EUR	0.08%	n/a
			n/a	GBP	0.71%	n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
n/a	Not applicable.

Summary of Items Designated as Hedged Items
Designated hedged items
The following table provides information on designated hedged items:

		Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on change in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31		Assets	Liabilities	Assets	Liabilities
2020	Cash flow hedges (1)
	Foreign exchange risk
	Forecasted expenses	n/a	n/a	n/a	n/a	$–
	Deposits	$–	$3,132	n/a	n/a	(44)
	Interest rate risk
	Loans	15,092	–	n/a	n/a	(320)
	Equity share price risk
	Share-based payment	–	1,061	n/a	n/a	131
		$15,092	$4,193	n/a	n/a	$(233)
	NIFO hedges	$20,656	$–	n/a	n/a	$156
	Fair value hedges (2)
	Interest rate risk
	Securities	$33,319	$–	$1,347	$–	$783
	Loans	62,171	–	1,005	–	1,161
	Deposits	–	90,597	–	1,466	(1,019)
	Subordinated indebtedness	–	4,632	–	202	(113)
	Foreign exchange / interest rate risk
	Loans	5	–	–	–	–
	Deposits	–	17,331	–	81	(35)
		$95,495	$112,560	$2,352	$1,749	$777
2019	Cash flow hedges (1)
	Foreign exchange risk
	Forecasted expenses	n/a	n/a	n/a	n/a	$7
	Deposits	$–	$2,860	n/a	n/a	168
	Interest rate risk
	Loans	18,169	–	n/a	n/a	(193)
	Equity share price risk
	Share-based payment	–	1,169	n/a	n/a	1
		$18,169	$4,029	n/a	n/a	$(17)
	NIFO hedges	$18,214	$–	n/a	n/a	$(6)
	Fair value hedges (2)
	Interest rate risk
	Securities	$25,763	$–	$633	$–	$1,013
	Loans	62,987	–	132	–	1,151
	Deposits	–	84,173	–	533	(1,750)
	Subordinated indebtedness	–	3,761	–	89	(137)
	Foreign exchange / interest rate risk
	Loans	6	–	–	–	–
	Deposits	–	17,222	–	57	(180)
		$88,756	$105,156	$765	$679	$97

(1)	As at October 31, 2020, the amount remaining in AOCI related to discontinued cash flow hedges was $134 million (2019: immaterial).
(2)
As at October 31, 2020, the accumulated fair value hedge net asset adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $75 million (2019:
net
liability of $112 million).

n/a	Not applicable.

Summary of Hedge Accounting Gains (Losses) On the Consolidated Statement Of Income And Consolidated Statement Of Comprehensive Income
Hedge accounting gains (losses)
i
n the consolidated statement of comprehensive income

$ millions, for the year ended October 31		Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
2020	Cash flow hedges
	Foreign exchange risk	$(2)	$4	$(4)	$–	$(2)	$(2)
	Interest rate risk	98	320	(74)	(65)	279	–
	Equity share price risk	17	(131)	104	7	(3)	–
		$113	$193	$26	$(58)	$274	$(2)
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(1,139)	$(156)	$–	$(46)	$(1,341)	$–
2019	Cash flow hedges
	Foreign exchange risk	$5	$(1)	$(8)	$2	$(2)	$–
	Interest rate risk	(45)	188	6	(51)	98	–
	Equity share price risk	22	(1)	(6)	2	17	–
		$(18)	$186	$(8)	$(47)	$113	$–
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(1,129)	$6	$–	$(16)	$(1,139)	$–

(1)
During the year ended October 31, 2020, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was immaterial (2019: immaterial).

Hedge accounting gains (losses)
i
n the consolidated statement of income

$ millions, for the year ended October 31		Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributable to hedged risk	Hedge ineffectiveness gains (losses) recognized in income
2020	Fair value hedges
	Interest rate risk	$(815)	$812	$(3)
	Foreign exchange / interest rate risk	40	(35)	5
		$(775)	$777	$2
2019	Fair value hedges
	Interest rate risk	$(276)	$277	$1
	Foreign exchange / interest rate risk	183	(180)	3
		$(93)	$97	$4